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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21836
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                                  Giant 5 Funds
                                  -------------
               (Exact name of registrant as specified in charter)


          128 South Tejon Street, Suite 150 Colorado Springs, CO 80903
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               (Address of principal executive offices) (Zip code)


  The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street,
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                           Wilmington, Delaware 19801
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 1-800-788-5680
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                       Date of fiscal year end:    3/31
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                       Date of reporting period: 6/30/2006
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.


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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

ITEM 1. PROXY VOTING RECORD

THERE WAS NO PROXY VOTING FOR THE GIANT 5 FUNDS TRUST FOR THE TWELVE-MONTH PERIOD ENDED JUNE 30, 2006 PURSUANT TO SECTION 30 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND RULE 30B1-4 THEREUNDER.


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: Giant 5 Funds
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By:   /s/ Michael G. Willis
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        Michael G. Willis
        President

Date:   7/11/06
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By:   /s/ Ryan Hickey
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        Ryan Hickey
        Treasurer

Date:   7/11/06
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